Risk Management_Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	₩ 2,445,255,000,000	₩ 3,217,903,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	2,377,750,000,000	3,150,149,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	2,130,000,000	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	0	381,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	59,820,000,000	67,373,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow to be paid of total settlement derivatives	₩ 5,555,000,000	₩ 0